Income Tax Expense	12 Months Ended
Dec. 31, 2025
Income Tax Expense [Abstract]
INCOME TAX EXPENSE
15.	INCOME TAX EXPENSE

	Year ended December 31,
	2025	2024	2023
PRC enterprises income tax:
Current tax	60,250	744,225	-
	60,250	744,225	-

Jin Xuan Luxury Tourism, Flower Crown China and Heyang Travel are located in PRC and subject to the applicable enterprise income tax rate of 25%.

KBS Fashion Group Limited was incorporated in the Marshall Island, and, under the current laws of the Marshall Island, is not subject to income taxes.

Flower Crown Holding was incorporated in the Cayman Islands, and, under the current laws of the Cayman Islands, is not subject to income taxes.

Flower Crown (China) Holding Group Co., Ltd. was incorporated in Hong Kong, and, under the current laws of Hong Kong, is subject to income taxes of 16.5%.  Currently, Flower Crown (China) Holding Group Co., Ltd. is in accumulated loss, no income tax expense or deferred tax assets was considered.

The tax charge for the Company can be divided into non-PRC entities and PRC entities. As for the non-PRC entities, all the entities are expense center and not subject to any tax and also no deferred tax assets are considered. The accumulated loss for the non-PRC as of December 31, 2025 is $72,051,804.

The following table reconciles the income tax calculated at statutory rate of China of 25% to the Company’s effective income tax for the years ended December 31, 2025, 2024 and 2023:

	Year ended December 31,
	2025	2024	2023
(Loss)/profit before income tax	(10,940,592)	3,818,032	3,043,779
Tax calculated at a tax rate of 25%	(2,735,148)	954,508	760,945
Effect of preferential tax rate	2,535,427	(416,084)	6,614
Permanent difference for non-deductible expense	11,759	253,296	-
Permanent difference for non-tax or favorable tax items	(14,046)	(27,069)	-
Deferred tax not provided for	650,321	125,289	6,260
Utilization of accumulated tax loss previously not recognized	(388,063)	(145,715)	(773,819)
Income tax expense	60,250	744,225	-

PRC entities are operating entities and may be subject to income tax and deferred tax are considered. For prudence purpose, the Company did not consider the deferred tax assets for tax loss carried forward. The following is the analysis of the deferred tax balances for financial reporting purposes:

	2025		2024		2023
	Temporary difference	Deferred tax assets	Temporary difference	Deferred tax assets	Temporary difference	Deferred tax assets
Beginning of the year	1,793,816	-	1,212,655	-	4,386,623	-
Tax loss carried forward	305,592	-	1,205,989	-	-	-
Reverse	(1,552,250)	-	(582,858)	-	(2,847,182)	-
Effect of translation	43,888	-	(41,970)	-	(326,786)	-
End of the year	591,046	-	1,793,816	-	1,212,655	-